Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares		Subscription receivable	Accumulated Other Comprehensive Income	Additional Paid-in Capital	Retained Earnings	Non- Controlling Interests	Total
Balance at Jun. 30, 2023		$ 19,823	[1]	$ (19,801)	$ (455)		$ 431,994	$ 53,809	$ 485,370
Balance (in Shares) at Jun. 30, 2023	[1]	15,000,000
Disposal of BU Production (Note 10)			[1]					(26,546)	(26,546)
Net (loss) income for the period			[1]				411,061	24,393	435,454
Foreign currency translation			[1]		2,401			(96)	2,305
Balance at Dec. 31, 2023		$ 19,823	[1]	(19,801)	1,946		843,055	51,560	896,583
Balance (in Shares) at Dec. 31, 2023	[1]	15,000,000
Balance at Jun. 30, 2024		$ 19,823	[1]	(19,801)	2,676		1,266,145	73,198	1,342,041
Balance (in Shares) at Jun. 30, 2024	[1]	15,000,000
Net (loss) income for the period			[1]				156,464	4,105	160,569
Foreign currency translation			[1]		8,513			(519)	7,994
Dividend declared during the period			[1]				(1,049,158)	(45,056)	(1,094,214)
Balance at Dec. 31, 2024		$ 19,823	[1]	(19,801)	11,189		373,451	31,728	416,390
Balance (in Shares) at Dec. 31, 2024	[1]	15,000,000
Balance at Jun. 30, 2025		$ 19,823	[1]	(19,801)	(12,642)		1,021,335	34,832	1,043,547
Balance (in Shares) at Jun. 30, 2025	[1]	15,000,000
Net (loss) income for the period			[1]				(901,229)	25,236	(875,993)
Foreign currency translation			[1]		38,203			367	38,570
Issuance of ordinary shares pursuant to the IPO, net of offering cost (in Shares)	[1]	1,675,000
Issuance of ordinary shares pursuant to the IPO, net of offering cost		$ 5,350,318	[1]						5,350,318
Issuance of ordinary shares under 2025 equity incentive plan (in Shares)	[1]	20,000
Issuance of ordinary shares under 2025 equity incentive plan		$ 168,000	[1]						168,000
Share-based compensation			[1]			422,991			422,991
Balance at Dec. 31, 2025		$ 5,538,141	[1]	$ (19,801)	$ 25,561	$ 422,991	$ 120,106	$ 60,435	$ 6,147,433
Balance (in Shares) at Dec. 31, 2025	[1]	16,695,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).